UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22819

                                ETFis Series Trust I
(Exact name of registrant as specified in charter)

1540 Broadway, 16th Floor
                                                              New York, NY 10036
(Address of principal executive offices) (Zip code)

ETFis Series Trust I

c/o Corporation Service Company

2711 Centerville Road, Suite 400

                          Wilmington, DE 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 593-4383

Date of fiscal year end: July 31

Date of reporting period: January 31 , 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

ETFis Series Trust I

REAVES UTILITIES ETF

Virtus ETFs

SEMI-ANNUAL REPORT
January 31, 2019

ETFis Series Trust I

REAVES UTILITIES ETF

SEMI-ANNUAL REPORT

January 31, 2019

Shareholder Letter (unaudited)

March 2019

Dear Shareholder:

On behalf of Virtus ETF Advisers LLC (the “Adviser”), I am pleased to present the shareholder report for the ETFis Series Trust I (the “Trust”) for the semiannual fiscal period ended January 31, 2019.

The Adviser is part of Virtus Investment Partners, a distinctive partnership of boutique investment managers singularly committed to the long-term success of individual and institutional investors.

The report provides financial statements and portfolio information for the Reaves Utilities ETF (UTES), an actively-managed equity fund that invests in the utility sector. The fund is subadvised by Reaves Asset Management, an independent asset management company that specializes in the utility and energy infrastructure sectors.

Thank you for your investment. If you have questions, please contact your financial adviser, or call 1-888-383-0553. For more information about the fund and the other ETFs we offer, we invite you to visit our website, www.virtusetfs.com

Sincerely,

William Smalley
President

ETFis Series Trust I

This material must be accompanies or preceded by the prospectus.

Shareholder Expense Examples (unaudited)

We believe it is important for you to understand the impact of costs on your investment. All funds have operating expenses. As a shareholder of a ETFis Series Trust I Fund (each, a “Fund”) you may incur two types of costs: (1) transaction costs, which include brokerage commissions that you pay when purchasing or selling shares of the Fund; and (2) ongoing costs, which include advisory fees and other fund expenses, if any. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (August 1, 2018 to January 31, 2019).

Actual expenses

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under the Fund in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/01/18	Ending Account Value 1/31/19	Annualized Expense Ratios for the period	Expenses Paid During Period(2)
Reaves Utilities ETF
Actual	$1,000.00	$1,053.50	0.95%	$4.92
Hypothetical(1)	$1,000.00	$1,020.42	0.95%	$4.84

(1)	Assuming 5% return before expenses.
(2)	Expenses are calculated using the Fund’s annualized ratio, multiplied by the average account value for the period, multiplied by 184/365 (to reflect the six-month period).

Schedule of Investments — Reaves Utilities ETF

January 31, 2019 (unaudited)

Security Description	Shares	Value
Common Stocks — 98.7%
Real Estate — 3.5%
InfraREIT, Inc.	23,279	$491,187
Utilities — 95.2%
American Water Works Co., Inc.	4,505	430,993
Atmos Energy Corp.	3,928	383,491
Clearway Energy, Inc., Class C	21,999	331,965
CMS Energy Corp.	12,807	667,757
Dominion Energy, Inc.	8,811	618,885
DTE Energy Co.	10,108	1,190,217
Eversource Energy	9,921	688,617
Exelon Corp.	6,400	305,664
Fortis, Inc. (Canada)	9,350	333,608
NextEra Energy Partners LP	14,549	584,288
NextEra Energy, Inc.	12,338	2,208,255
NiSource, Inc.	27,295	744,607
NRG Energy, Inc.	5,650	231,141
Pinnacle West Capital Corp.	4,896	431,435
PPL Corp.	6,500	203,580
Public Service Enterprise Group, Inc.	15,489	844,925
Sempra Energy	7,069	826,932
South Jersey Industries, Inc.	24,169	719,753
Southwest Gas Holdings, Inc.	4,680	366,537
WEC Energy Group, Inc.	9,591	700,431
Xcel Energy, Inc.	9,047	473,701
Total Utilities		13,286,782
TOTAL INVESTMENTS — 98.7%
(Cost $11,406,677)		13,777,969
Other Assets in Excess of Liabilities — 1.3%		184,667
Net Assets — 100.0%		$13,962,636

Portfolio Composition

January 31, 2019 (unaudited)

Asset Allocation as of 01/31/2019 (based on net assets)

Utilities	95.2%
Real Estate	3.5%
Other Assets in Excess of Liabilities	1.3%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2019:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$13,777,969	$—	$—	$13,777,969
Total	$13,777,969	$—	$—	$13,777,969

There were no Level 3 securities as of January 31, 2019.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

January 31, 2019 (unaudited)

Reaves Utilities ETF
Assets:
Investments, at cost	$11,406,677
Investments, at value	13,777,969
Cash and cash equivalents	186,558
Receivables:
Dividends and interest	8,725
Prepaid expenses	57
Total Assets	13,973,309
Liabilities:
Payables:
Sub-Advisory fees	10,673
Total Liabilities	10,673
Net Assets	$13,962,636
Net Assets Consist of:
Paid-in capital	$11,668,573
Total distributable earnings (accumulated deficit)	2,294,063
Net Assets	$13,962,636
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	400,004
Net asset value per share	$34.91

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Six Months Ended January 31, 2019 (unaudited)

Reaves Utilities ETF
Investment Income:
Dividend income (net of foreign withholding taxes)	$221,159
Interest income	493
Total Investment Income	221,652
Expenses:
Sub-Advisory fees	65,699
Tax expense	57
Total Expenses	65,756
Net Investment Income	155,896
Net Realized Gain (Loss) on:
Investments	86,650
Total Net Realized Gain	86,650
Change in Net Unrealized Appreciation on:
Investments	470,762
Total Change in Net Unrealized Appreciation	470,762
Net Realized and Change in Unrealized Gain	557,412
Net Increase in Net Assets Resulting from Operations	$713,308
Foreign withholding taxes	$797

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Reaves Utilities ETF
	For the Six Months Ended January 31, 2019 (unaudited)	For the Year Ended July 31, 2018
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$155,896	$276,017
Net realized gain on investments	86,650	229,181
Net change in unrealized appreciation (depreciation) on investments	470,762	(79,036)
Net increase in net assets resulting from operations	713,308	426,162
Distributions to Shareholders(1)	(166,002)	(378,848)
Shareholder Transactions:
Cost of shares redeemed	—	(1,699,981)
Net decrease in net assets resulting from shareholder transactions	—	(1,699,981)
Increase (decrease) in net assets	547,306	(1,652,667)
Net Assets:
Beginning of year	13,415,330	15,067,997
End of period(2)	$13,962,636	$13,415,330
Changes in Shares Outstanding:
Shares outstanding, beginning of year	400,004	450,004
Shares sold	—	—
Shares redeemed	—	(50,000)
Shares outstanding, end of period	400,004	400,004

(1)	For the year ended July 31, 2018, distributions to shareholders were from net investment income.
(2)	Undistributed net investment income was $2,289 at July 31, 2018.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

	Reaves Utilities ETF
	For the Six Months Ended January 31, 2019 (unaudited)		For the Year Ended July 31, 2018	For the Year Ended July 31, 2017		For the Period September 23, 2015(1) Through July 31, 2016
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$ 33.54		$33.48	$32.30		$ 25.00
Investment operations:
Net investment income(2)	0.39		0.66	0.69		0.47
Net realized and unrealized gain	1.40		0.32	1.63		7.19
Total from investment operations	1.79		0.98	2.32		7.66
Less Distributions from:
Net Investment income	(0.42)		(0.72)	(0.70)		(0.36)
Net realized gains	—		(0.20)	(0.44)		—
Total distributions	(0.42)		(0.92)	(1.14)		(0.36)
Net Asset Value, End of period	$ 34.91		$33.54	$33.48		$ 32.30
Net Asset Value Total Return(3)	5.35%		3.05%	7.59%		30.85%
Net assets, end of period (000’s omitted)	$ 13,963		$13,415	$15,068		$ 12,918
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.95	%(4,5)	0.95%	0.95	%(5)	0.95	%(4,5)
Net investment income	2.25	%(4)	2.02%	2.23%		1.89	%(4)
Portfolio turnover rate(6)	8	%(7)	29%	33%		46	%(7)

(1)	Commencement of operations.
(2)	Based on average shares outstanding.
(3)	Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(4)	Annualized.
(5)	The ratio of expenses to average net assets includes tax expense fees of less than 0.01%.
(6)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(7)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (unaudited)

January 31, 2019

1. ORGANIZATION

The ETFis Series Trust I (the “Trust”) was organized as a Delaware statutory trust on September 20, 2012 and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Reaves Utilities ETF (the “Fund”), a separate investment portfolio of the Trust, is presented herein. The offering of shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

The Fund commenced operations on September 23, 2015.

The Fund is a “non-diversified” Fund, as defined under the 1940 Act.

The Fund’s investment objective is to seek to provide total return through a combination of capital appreciation and income.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

Use of Estimates

Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnification

In the normal course of business, the Fund may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Security Valuation

Equity securities are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the New York Stock Exchange (“NYSE”) or NASDAQ, at the NYSE or NASDAQ Official Closing Price. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (the “Board”). Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Investments in other open-end investment companies are valued based on their net asset value each business day and are typically categorized as Level 1 in the fair value hierarchy described below.

Fair Value Measurement

Accounting Standards Codification, Fair Value Measurement (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Notes to Financial Statements (unaudited) (continued)

January 31, 2019

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2019, is disclosed at the end of the Fund’s Schedule of Investments.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification.

Investment Income and Expenses

Dividend income is recognized on the ex-dividend date. Expenses and interest income are recognized on the accrual basis.

The Fund pays all of its expenses not assumed by W. H. Reaves & Co., Inc. doing business as Reaves Asset Management (the “Sub-Adviser”). General Trust expenses that are allocated among and charged to the assets of the Fund and other series of the Trust are done so on a basis that the Board deems fair and equitable, which may be on a basis of relative net assets of the Fund and other series of the Trust or the nature of the services performed and relative applicability to the Fund and other series of the Trust.

Distributions to Shareholders

Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from GAAP in the United States of America.

Cash

Cash includes interest bearing non-restricted cash with one or more financial institutions.

3. INVESTMENT MANAGEMENT, RELATED PARTIES AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with Virtus ETF Advisers LLC (the “Adviser”), a wholly-owned subsidiary of ETFis Holdings LLC, on behalf of the Fund. ETFis Holdings LLC is majority-owned by Virtus Investment Partners, Inc. (Ticker: VRTS) (together with its affiliates, “Virtus”). Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio. For its services to the Fund, the Adviser is entitled to receive a fee, payable monthly, at an annual rate of 0.075% of the Fund’s average daily net assets, subject to a minimum annual fee of $25,000, paid by the Sub-Adviser as described below.

The Advisory Agreement may be terminated by the Trust on behalf of a Fund with the approval of a Fund’s Board or by a vote of the majority of a Fund’s shareholders. The Advisory Agreement may also be terminated by the Adviser by not more than 60 days’ nor less than 30 days’ written notice.

Sub-Advisory Agreement

The Sub-Adviser provides investment advice and management services to the Fund. Pursuant to an investment sub-advisory agreement among the Trust, the Sub-Adviser and the Adviser, the Sub-Adviser is entitled to receive a fee, payable monthly, at an annual rate of 0.95% of the Fund’s average daily net assets. The Sub-Adviser has agreed to pay all expenses of the Fund, except the Sub-Adviser’s fee, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation and arbitration expenses, fees for professional services stemming from litigation or arbitration, payments under any 12b-1 plan adopted by the Fund, and other extraordinary expenses of the Fund.

Principal Underwriter

Pursuant to the terms of a Distribution Agreement with the Trust, ETF Distributors LLC (the “Distributor”) serves as the Fund’s principal underwriter. The Distributor receives compensation from the Adviser for the statutory underwriting services it provides to the Fund. The Distributor will not distribute shares in less than Creation Units (as hereinafter defined), and does not maintain a secondary market in shares. The shares are traded in the secondary market. The Distributor is a wholly-owned subsidiary of Virtus.

Operational Administrator

Virtus ETF Solutions LLC (the “Administrator”) serves as the Fund’s operational administrator. The Administrator supervises the overall administration of the Trust and the Fund including, among other responsibilities, the coordination and day-to-day oversight of the Fund’s operations, the service providers’ communications with the Fund and each other and assistance with Trust, Board and contractual matters

Notes to Financial Statements (unaudited) (continued)

January 31, 2019

related to the Fund and other series of the Trust. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust. The Administrator is a wholly-owned subsidiary of Virtus.

Accounting Services Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) provides administrative, accounting, tax and financial reporting for the maintenance and operations of the Trust as the Fund’s accounting services administrator. BNY Mellon also serves as the custodian for the Fund’s assets, and serves as transfer agent and dividend paying agent for the Fund.

Affiliated Shareholders

At January 31, 2019, the Sub-Adviser held 12,273 shares of the Fund, which represent 3.1% of shares outstanding. These shares may be sold at any time.

4. CREATION AND REDEMPTION TRANSACTIONS

The Fund issues and redeems shares on a continuous basis at Net Asset Value (“NAV”) in groups of 50,000 shares called “Creation Units.” The Fund’s Creation Units may be issued and redeemed generally for cash or an in-kind deposit of securities held by the Fund. In each instance of cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses related to the particular exchange that will be higher than the transaction fees associated with in-kind purchases or redemptions.

Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

5. FEDERAL INCOME TAX

The Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. The Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income or excise tax provision is required. Accounting for Uncertainty in Income Taxes as issued by the Financial Accounting Standards Board provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalties related to income taxes would be recorded as income tax expense. Management of the Fund is required to analyze all open tax years (2016, 2017 and 2018), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of January 31, 2019, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the period ended January 31, 2019, the Fund had no accrued penalties or interest.

At July 31, 2018, the adjusted cost basis of investments and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Federal Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$10,975,446	$1,985,747	$(85,217)	$1,900,530

Notes to Financial Statements (unaudited) (continued)

January 31, 2019

At July 31, 2018, for Federal income tax purposes, the Fund has capital loss carryforwards available to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders:

Short-Term No Expiration	Short-Term No Expiration	Total
$147,583	$8,479	$156,062

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments), subscriptions in-kind and redemptions in-kind for the period ended January 31, 2019 were as follows:

Purchases	Sales	Subscriptions In-Kind	Redemptions In-Kind
$1,481,100	$1,136,518	$ —	$ —

7. INVESTMENT RISKS

As with any investment, an investment in the Fund could result in a loss or the performance of the Fund could be inferior to that of other investments. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus and statement of additional information contain this and other important information.

8. ASSET CONCENTRATION RISK

The Fund may invest a high percentage of its assets in the securities of issuers engaged primarily in utilities-related industries. Fluctuations in these industries of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such industries.

9. 10% SHAREHOLDERS

As of January 31, 2019, the Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below:

% of Shares Outstanding	Number of Accounts
66%	3

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”), ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. For public companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management has evaluated the implications of certain provisions of ASU No. 2018-13 and has determined to early adopt all aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately.

In August 2018, the SEC adopted amendments to Regulation S-X which are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the information provided to investors. The amendments include eliminating the requirement to: separately state book basis components of net assets on the Statement of Assets & Liabilities; separately state the sources of distributions paid (except tax return of capital distributions must still be separately disclosed) on the Statement of Changes in Net Assets; and state the book basis amount of undistributed net investment income on the Statement of Changes in Net Assets. The compliance date for the amendments to Regulation S-X is for filings made with the SEC after November 5, 2018. The adoption has not had an effect on the Fund’s net assets or results of operations.

11. SUBSEQUENT EVENTS

Effective April 1, 2019, the Fund will make the following changes:

•	the Fund will change its name to Virtus Reaves Utilities ETF
•	the Sub-Adviser will contractually reduce its management fee from 0.95% to 0.49%

Notes to Financial Statements (unaudited) (continued)

January 31, 2019

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has determined that, except as set forth above, there are no material events that would require disclosure.

Supplemental Information (unaudited)

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (the “SEC”) on Form N-Q (or any successor Form). The Fund’s Form N-Q (or any successor Form) is available without charge, upon request, by calling toll-free at (888) 383-4184. Furthermore, you may obtain the Form N-Q (or any successor Form) on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted daily on the Fund’s website at www.virtusetfs.com.

The Fund’s premium/discount information that is current as of the most recent month-end is available by visiting www.virtusetfs.com or by calling (888) 383-4184.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (888) 383- 4184, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.virtusetfs.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30th is available by calling toll-free at (888) 383-4184 or by accessing the SEC’s website at www.virtusetfs.com.

IMPORTANT NOTICE TO SHAREHOLDERS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect at any time to receive not only shareholder reports but also other communications such as prospectuses from the Fund electronically, or you alternatively may elect to receive all future shareholder reports in paper free of charge. Please contact your financial intermediary to make your request and to determine whether an election made with the financial intermediary will apply to all funds in which you own shares through that intermediary.

c/o ETF Distributors LLC
1540 Broadway, Suite 1610
New York, NY 10036

8572(03/19)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)   Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETFis Series Trust I

By (Signature and Title)*	/s/	William J. Smalley
William J. Smalley, President and Principal Executive Officer
(Principal Executive Officer)

Date	4/03/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/	William J. Smalley
William J. Smalley, President and Principal Executive Officer
(Principal Executive Officer)

Date	4/03/2019

By (Signature and Title)*	/s/	Brinton W. Frith
Brinton W. Frith, Treasurer and Principal Financial Officer
(Principal Financial Officer)

Date	4/03/2019

* Print the name and title of each signing officer under his or her signature.